Leases - Net Investment In Lease (Details) - USD ($) $ in Thousands	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Leases [Abstract]
Net investment in leases, current	$ 872	$ 985	$ 411
Net investment in leases, non-current	9,173	9,304	5,179
Total net investment in leases	$ 10,045	$ 10,289	$ 5,590